GENERAL (Details Textual) $ in Thousands, PLN in Millions		1 Months Ended					12 Months Ended
	May 06, 2015 USD ($)	Jun. 07, 2016 USD ($)	May 26, 2016 USD ($)	Aug. 18, 2015 USD ($)	Aug. 18, 2015 PLN	Aug. 01, 2014 USD ($) shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($)
Business Acquisition [Line Items]
Stock Issued During Period, Shares, Acquisitions | shares								88,500
Business Acquisition Description For Payments							the seller shall pay Sapiens an amount equal to 35% of the deficiency below such amount.
Revenues, Total							$ 216,190	$ 185,636	$ 157,450
Assets							257,851	242,271
Stockholders Equity							193,595	180,942
Net Income (Loss) Attributable To Parent							19,336	20,016	14,463
Insseco [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross | PLN					PLN 34.3
Business Combination, Contingent Consideration, Liability							1,000
Revenues, Total								10,516
Pretax Income								1,324
Assets									4,387
Liabilities, Total									2,290
Stockholders Equity									$ 2,097
Net Income (Loss) Attributable To Parent								$ 1,165
Insseco [Member] | July 1 2015 Through June 30 2020 [Member]
Business Acquisition [Line Items]
Revenues, Total				$ 23,800
Insseco [Member] | July 1 2015 Through June 30 2018 [Member]
Business Acquisition [Line Items]
Revenues, Total				$ 22,200
Minimum [Member]
Business Acquisition [Line Items]
Business Acquisition Percentage for Additional Amounts Ranging				3.00%	3.00%
Maximum [Member]
Business Acquisition [Line Items]
Business Acquisition Percentage for Additional Amounts Ranging				15.00%	15.00%
KPI [Member]
Business Acquisition [Line Items]
Subsidiary Equity Percentage						3.00%
Call option Period						48 months
Restricted Shares Vesting period						3 years
Stock Issued During Period, Shares, Acquisitions | shares						88,500
Noncash or Part Noncash Acquisition, Noncash Financial or Equity Instrument Consideration, Shares Issued | shares						57,000
Total assets acquired, net						$ 2,380
Business Combination, Consideration Transferred, Total						2,380
Payments to Acquire Businesses, Gross						$ 2,203
Ibexi [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred, Total	$ 4,764
Business Combination, Contingent Consideration, Liability							1,680
Business Combination Contingent Payment	1,900
Polish Zloty [Member] | Insseco [Member] | July 1 2015 Through June 30 2020 [Member]
Business Acquisition [Line Items]
Revenues, Total | PLN					PLN 90.0
Polish Zloty [Member] | Insseco [Member] | July 1 2015 Through June 30 2018 [Member]
Business Acquisition [Line Items]
Revenues, Total | PLN					PLN 84.0
Maximum Processing Inc [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross			$ 4,278
Escrow Deposit Related to Business Acquisition			$ 1,490
Maximum Earn Out Future Obligation							3,126
Business Acquisition, Percentage of Voting Interests Acquired			100.00%
4 Sight business intelligence Inc. [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross		$ 330
Maximum Earn Out Future Obligation							$ 2,600
Ibexi Solution Private Limited [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross	9,100
Business Combination Contingent Payment	$ 949
4 Sight business intelligence Inc.’s 4Sight
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired		100.00%